UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                         Oppenheimer High Income Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Asset-Backed Securities--0.1%

 Consumer Credit Reference Index
 Securities Program, Credit Card Asset-
 Backed Certificates, Series 2002-B,
 Cl. FX, 10.421%, 3/22/07 1
 (Cost $497,606)                                     $   500,000   $    527,663

--------------------------------------------------------------------------------
 Mortgage-Backed Obligations--1.8%

 Asset Securitization Corp.,
 Commercial Mtg. Pass-Through
 Certificates, Series 1996-D2, Cl. A3,
 7.498%, 2/14/29 2                                     3,000,000      3,286,791
--------------------------------------------------------------------------------
 CBA Mortgage Corp., Commercial
 Mtg. Pass-Through Certificates,
 Series 1993-C1, Cl. F, 6.72%, 12/25/03 1                700,000        676,375
--------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1,
 Commercial Mtg. Pass-Through
 Certificates:
 Series 1997-CHL1, Cl. D, 7.939%,
 4/29/39 1,2                                             300,000        308,297
 Series 1997-CHL1, Cl. E, 9.939%,
 4/29/39 1,2                                           1,500,000      1,316,484
--------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc.,
 Commercial Mtg. Pass-Through
 Certificates, Series 1997-RR, Cl. D,
 7.642%, 4/30/39 2,3                                   2,150,116      2,053,705
--------------------------------------------------------------------------------
 Salomon Brothers Mortgage
 Securities VII, Inc., Commercial
 Mtg. Pass-Through Certificates,
 Series 1996-B, Cl. 1, 6.893%,
 4/25/26 1,2                                             430,234        382,908
                                                                   -------------
 Total Mortgage-Backed Obligations
 (Cost $7,456,084)                                                    8,024,560

--------------------------------------------------------------------------------
 Loan Participations--0.0%

 Telergy, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche A, 11.111%,
 1/1/02 1,4,5 (Cost $966,644)                            986,362             --

--------------------------------------------------------------------------------
 Corporate Bonds and Notes--83.2%

--------------------------------------------------------------------------------
 Consumer Discretionary--23.8%
--------------------------------------------------------------------------------
 Auto Components--2.0%
 Collins & Aikman Floorcoverings,
 Inc., 9.75% Sr. Sub. Nts., Series B,
 2/15/10 1                                               800,000        840,000
--------------------------------------------------------------------------------
 Collins & Aikman Products Co.,
 10.75% Sr. Nts., 12/31/11                               500,000        442,500
--------------------------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11                                 980,000      1,065,750
 10.125% Nts., 3/15/10                                   500,000        553,750

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Auto Components Continued
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12                  $ 1,000,000   $  1,030,000
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                300,000        318,667
 9% Sr. Unsec. Sub. Nts., Series D,
 5/1/09                                                  200,000        185,000
--------------------------------------------------------------------------------
 Exide Corp., 10% Sr. Unsec. Nts.,
 4/15/05 1,4,5                                           600,000         15,000
--------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts.,
 Series B, 5/15/09                                     1,400,000      1,610,000
--------------------------------------------------------------------------------
 Metaldyne Corp., 11% Sr. Sub.
 Nts., 6/15/12                                           750,000        626,250
--------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts.,
 5/1/12                                                  900,000      1,012,500
--------------------------------------------------------------------------------
 Tenneco Automotive, Inc.,
 10.25% Sr. Sec. Nts., 7/15/13 3                         700,000        712,250
--------------------------------------------------------------------------------
 United Components, Inc.,
 9.375% Sr. Sub. Nts., 6/15/13 3                         400,000        417,000
                                                                   -------------
                                                                      8,828,667

--------------------------------------------------------------------------------
 Automobiles--0.4%
 DirecTV Holdings LLC, 8.375%
 Sr. Nts., 3/15/13 3                                   1,800,000      2,016,000
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--6.4%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub.
 Nts., 3/15/08 1                                         940,000        333,700
--------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub.
 Nts., 8/15/11                                           450,000        489,375
--------------------------------------------------------------------------------
 Boca Resorts, Inc., 9.875% Sr. Sub.
 Nts., 4/15/09                                           800,000        866,000
--------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub.
 Nts., 4/15/12                                           800,000        880,000
--------------------------------------------------------------------------------
 Capital Gaming International, Inc.,
 11.50% Promissory Nts., 8/1/1995 1,4,5                    9,500             --
--------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc.,
 9.50% Sr. Unsec. Sub. Nts., 4/1/09                    1,100,000      1,182,500
--------------------------------------------------------------------------------
 Dominos, Inc., 8.25% Sr. Sub. Nts.,
 7/1/11 3                                                800,000        830,000
--------------------------------------------------------------------------------
 Family Restaurants, Inc., 10.875%
 Sr. Sub. Disc. Nts., 2/1/04 1,4,5                       100,000            875
--------------------------------------------------------------------------------
 Herbst Gaming, Inc., 10.75% Sr.
 Sec. Nts., 9/1/08                                       250,000        276,875
--------------------------------------------------------------------------------
 Hilton Hotels Corp.:
 7.625% Nts., 5/15/08                                    700,000        756,000
 7.625% Nts., 12/1/12                                    500,000        550,000
--------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr.
 Unsec. Sub. Nts., Series B, 2/15/07                     500,000        495,000
--------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts.,
 8/15/08                                                 900,000        943,875
--------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.,
 9% Sr. Sub. Nts., 3/15/12                               600,000        657,000

3 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                       Principal    Market Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 John Q. Hammons Hotels, Inc.,
 8.875% Sr. Nts., Series B, 5/15/12                  $   900,000   $    949,500
--------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts.,
 3/1/06 1                                              1,000,000      1,105,000
--------------------------------------------------------------------------------
 Mandalay Resort Group, 10.25% Sr.
 Unsec. Sub. Nts., Series B, 8/1/07                      800,000        908,000
--------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec.
 Sub. Nts., 2/1/11                                     1,700,000      1,942,250
--------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 8% Sr. Sub. Nts., 4/1/12                                700,000        759,500
 8.375% Sr. Sub. Nts., 7/1/11                          1,200,000      1,305,000
 8.75% Sr. Unsec. Sub. Nts., 1/1/09                    1,000,000      1,082,500
--------------------------------------------------------------------------------
 Park Place Entertainment Corp.,
 7.875% Sr. Sub. Nts., 3/15/10                         1,500,000      1,620,000
--------------------------------------------------------------------------------
 Penn National Gaming, Inc.,
 8.875% Sr. Sub. Nts., 3/15/10                           600,000        639,000
--------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375%
 Sr. Sub. Nts., 5/1/12                                   400,000        386,000
--------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.:
 8% Sr. Unsec. Nts., 5/15/10                             200,000        209,000
 8.75% Sr. Unsub. Nts., 2/2/11                           600,000        639,000
--------------------------------------------------------------------------------
 Six Flags, Inc.:
 8.875% Sr. Nts., 2/1/10                                 400,000        386,000
 9.75% Sr. Nts., 4/15/13 3                             1,500,000      1,492,500
--------------------------------------------------------------------------------
 Starwood Hotels & Resorts
 Worldwide, Inc., 7.875% Sr. Nts.,
 5/1/12                                                1,500,000      1,650,000
--------------------------------------------------------------------------------
 Sun International Hotels Ltd.,
 8.875% Sr. Unsec. Sub. Nts., 8/15/11                  1,000,000      1,087,500
--------------------------------------------------------------------------------
 Trump Casino Holdings LLC/
 Trump Casino Funding, Inc.,
 11.625% Nts., 3/15/10 3                                 600,000        576,000
--------------------------------------------------------------------------------
 Universal City Development
 Partners, 11.75% Sr. Nts., 4/1/10 1                   1,000,000      1,102,500
--------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec.
 Sub. Nts., 5/15/09 1                                    700,000        735,000
--------------------------------------------------------------------------------
 Venetian Casino Resort LLC/
 Las Vegas Sands, Inc., 11% Sec.
 Nts., 6/15/10                                           850,000        962,625
--------------------------------------------------------------------------------
 Yum! Brands, Inc., 7.70% Sr. Nts.,
 7/1/12                                                  300,000        343,500
                                                                   -------------
                                                                     28,141,575

--------------------------------------------------------------------------------
 Household Durables--2.1%
 Beazer Homes USA, Inc., 8.375%
 Sr. Nts., 4/15/12                                       500,000        556,250
--------------------------------------------------------------------------------
 D.R. Horton, Inc., 9.75% Sr. Sub.
 Nts., 9/15/10                                           300,000        342,750
--------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr.
 Unsec. Sub. Debs., 2/15/10                              600,000        657,000
--------------------------------------------------------------------------------
 Interface, Inc., 10.375% Sr. Nts.,
 2/1/10                                                  500,000        482,500

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Household Durables Continued
 K. Hovnanian Enterprises, Inc.,
 8.875% Sr. Sub. Nts., 4/1/12                        $   800,000   $    878,000
--------------------------------------------------------------------------------
 KB Home:
 8.625% Sr. Sub. Nts., 12/15/08                          150,000        171,000
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                     350,000        397,688
--------------------------------------------------------------------------------
 Meritage Corp., 9.75% Sr. Unsec.
 Nts., 6/1/11                                            500,000        555,000
--------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub.
 Nts., 12/15/05                                          500,000        505,000
--------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr.
 Sub. Nts., 4/15/12 1                                    700,000        789,250
--------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts.,
 12/1/11                                                 500,000        562,500
--------------------------------------------------------------------------------
 WCI Communities, Inc.:
 9.125% Sr. Sub. Nts., 5/1/12                            800,000        856,000
 10.625% Sr. Unsec. Sub. Nts.,
 2/15/11                                                 600,000        666,000
--------------------------------------------------------------------------------
 William Lyon Homes, Inc.,
 10.75% Sr. Nts., 4/1/13                                 800,000        854,000
--------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875%
 Sr. Unsec. Nts., 6/1/07                               1,000,000        985,000
                                                                   -------------
                                                                      9,257,938

--------------------------------------------------------------------------------
 Leisure Equipment & Products--0.2%
 Remington Arms Co., Inc.,
 10.50% Sr. Nts., 2/1/11 3                               800,000        840,000
--------------------------------------------------------------------------------
 Media--9.9%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09 4,5                      360,000        219,600
 8.125% Sr. Nts., Series B, 7/15/03 4,5                1,000,000        625,000
 8.375% Sr. Nts., Series B, 2/1/08 4,5                 1,000,000        625,000
 10.25% Sr. Unsec. Nts., 11/1/06 4,5                     200,000        123,000
 10.875% Sr. Unsec. Nts., 10/1/10 4,5                  1,000,000        625,000
--------------------------------------------------------------------------------
 Allbritton Communications Co.,
 7.75% Sr. Unsec. Sub. Nts., 12/15/12                    700,000        726,250
--------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50%
 Sr. Unsec. Sub. Nts., 2/1/11                          1,200,000      1,248,000
--------------------------------------------------------------------------------
 American Media, Inc., 8.875% Sr.
 Sub. Nts., 1/15/11 3                                    600,000        652,500
--------------------------------------------------------------------------------
 AOL Time Warner, Inc., 6.875%
 Nts., 5/1/12                                            850,000        972,341
--------------------------------------------------------------------------------
 Block Communications, Inc.,
 9.25% Sr. Sub. Nts., 4/15/09                            600,000        657,000
--------------------------------------------------------------------------------
 British Sky Broadcasting Group
 plc, 8.20% Sr. Unsec. Nts., 7/15/09                     700,000        830,715
--------------------------------------------------------------------------------
 CanWest Media, Inc., 7.625% Sr.
 Nts., 4/15/13 3                                         300,000        320,250
--------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 10.375%
 Gtd. Sr. Sub. Nts., Series B, 2/1/09                  1,250,000      1,318,750
--------------------------------------------------------------------------------
 CBD Media, Inc./CBD Finance,
 8.625% Sr. Sub. Nts., 6/1/11 3                          200,000        207,000

4 OPPENHEIMER HIGH INCOME FUND/VA

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Media Continued
 Charter Communications
 Holdings LLC/Charter
 Communications Holdings
 Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts.,
 4/1/11 6                                            $ 2,500,000   $  1,656,250
 0%/11.75% Sr. Unsec. Sub. Disc.
 Nts., 5/15/11 6                                       1,500,000        765,000
 8.625% Sr. Unsec. Nts., 4/1/09                        4,200,000      3,045,000
 10% Sr. Nts., 4/1/09                                    500,000        385,000
 11.125% Sr. Unsec. Nts., 1/15/11                        600,000        468,000
--------------------------------------------------------------------------------
 Cinemark USA, Inc., 9% Sr. Sub.
 Nts., 2/1/13                                            800,000        872,000
--------------------------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr. Sub.
 Nts., 3/1/10 1,4,5                                    1,000,000             --
--------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75%
 Sr. Sub. Nts., 3/1/12                                   800,000        864,000
--------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr.
 Unsec. Unsub. Nts., Series B, 4/1/11                  3,400,000      3,451,000
--------------------------------------------------------------------------------
 Diva Systems Corp., 12.625% Sr.
 Unsec. Disc. Nts., Series B, 3/1/08 1,4,5               500,000         30,625
--------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09                                300,000        336,750
 9.375% Sr. Unsec. Nts., 2/1/09                          450,000        482,063
 10.375% Sr. Unsec. Nts., 10/1/07                      1,800,000      2,002,500
--------------------------------------------------------------------------------
 Emmis Communications Corp.,
 8.125% Sr. Unsec. Sub. Nts., Series B,
 3/15/09                                                 800,000        842,000
--------------------------------------------------------------------------------
 Entravision Communications Corp.,
 8.125% Sr. Sub. Nts., 3/15/09                           600,000        627,000
--------------------------------------------------------------------------------
 Garden State Newspapers, Inc.,
 8.75% Sr. Sub. Nts., 10/1/09                            500,000        518,750
--------------------------------------------------------------------------------
 Gray Television, Inc., 9.25% Sr. Sub.
 Nts., 12/15/11                                          500,000        555,000
--------------------------------------------------------------------------------
 Hollinger International Publishing,
 Inc., 9% Sr. Unsec. Nts., 12/15/10                      600,000        645,000
--------------------------------------------------------------------------------
 Houghton Mifflin Co., 8.25% Sr.
 Nts., 2/1/11 3                                          700,000        742,000
--------------------------------------------------------------------------------
 Lamar Media Corp., 7.25% Sr.
 Unsec. Sub. Nts., 1/1/13                                200,000        213,000
--------------------------------------------------------------------------------
 Liberty Media Corp., 7.875% Sr.
 Nts., 7/15/09                                         1,750,000      2,053,051
--------------------------------------------------------------------------------
 Lin Television Corp., 6.50% Sr.
 Sub. Nts., 5/15/13 3                                    500,000        501,250
--------------------------------------------------------------------------------
 LodgeNet Entertainment Corp.,
 9.50% Sr. Sub. Debs., 6/15/13                           400,000        412,000
--------------------------------------------------------------------------------
 Mediacom LLC/Mediacom
 Capital Corp., 9.50% Sr. Unsec.
 Nts., 1/15/13                                           300,000        318,750
--------------------------------------------------------------------------------
 News America Holdings, Inc.,
 8.875% Sr. Debs., 4/26/23                               625,000        801,078

                                                       Principal    Market Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Media Continued
 PanAmSat Corp., 8.50% Sr. Unsec.
 Nts., 2/1/12                                        $ 1,200,000   $  1,305,000
--------------------------------------------------------------------------------
 PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13 3                1,700,000      1,751,000
--------------------------------------------------------------------------------
 R.H. Donnelley Financial Corp. I:
 8.875% Sr. Nts., 12/15/10 3                             700,000        777,000
 10.875% Sr. Sub. Nts., 12/15/12 3                     1,000,000      1,170,000
--------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec.
 Sub. Nts., Series B, 7/1/11                             300,000        331,500
--------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr.
 Sub. Nts., Series B, 2/1/12                           1,200,000      1,329,000
--------------------------------------------------------------------------------
 Rogers Communications, Inc.,
 8.75% Sr. Nts., 7/15/07 [CAD]                           500,000        379,945
--------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Sub. Nts., 3/15/12                               900,000        965,250
 8% Sr. Sub. Nts., 3/15/12 3                             700,000        750,750
--------------------------------------------------------------------------------
 Spanish Broadcasting System,
 Inc., 9.625% Sr. Unsec. Sub. Nts.,
 11/1/09                                                 600,000        640,500
--------------------------------------------------------------------------------
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Unsec. Disc.
 Nts., Series B, 11/1/09 4,5,6                         1,000,000        147,500
 10.875% Sr. Unsec. Nts., Series B,
 8/1/09 4,5                                              600,000        132,000
 11.25% Sr. Nts., Series B,
 11/1/09 1,4,5 [EUR]                                     500,000        111,246
--------------------------------------------------------------------------------
 Vertis, Inc.:
 9.75% Sr. Sec. Nts., 4/1/09 3                           400,000        418,000
 10.875% Sr. Unsec. Nts., Series B,
 6/15/09                                                 200,000        201,000
--------------------------------------------------------------------------------
 Vivendi Universal SA, 9.25% Sr.
 Nts., 4/15/10 3                                         800,000        914,000
--------------------------------------------------------------------------------
 WRC Media, Inc./Weekly
 Reader Corp./Compass Learning
 Corp., 12.75% Sr. Sub. Nts., 11/15/09                   600,000        627,750
                                                                   -------------
                                                                     43,688,914

--------------------------------------------------------------------------------
 Multiline Retail--0.6%
 J. C. Penney Co., Inc.:
 7.60% Nts., 4/1/07                                    1,000,000      1,055,000
 8% Nts., 3/1/10                                         800,000        842,000
--------------------------------------------------------------------------------
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08                         250,000        265,625
 9.875% Nts., 10/1/11 1                                  600,000        678,000
                                                                   -------------
                                                                      2,840,625

--------------------------------------------------------------------------------
 Specialty Retail--1.8%
 Asbury Automotive Group, Inc.,
 9% Sr. Sub. Nts., 6/15/12                               600,000        582,000
--------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec.
 Nts., 8/1/08                                          1,200,000      1,338,000
--------------------------------------------------------------------------------
 Building Materials Corp., 8% Sr.
 Nts., 12/1/08                                           300,000        279,000


6 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Specialty Retail Continued
 CSK Auto, Inc., 12% Sr. Unsec.
 Nts., 6/15/06                                       $   900,000   $  1,003,500
--------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs.,
 5/1/08                                                  700,000        710,500
--------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375%
 Sr. Nts., 5/1/08 1                                      600,000        624,000
--------------------------------------------------------------------------------
 Gap, Inc. (The):
 6.90% Nts., 9/15/07                                     650,000        703,625
 10.55% Unsub. Nts., 12/15/08                            200,000        244,000
--------------------------------------------------------------------------------
 Hollywood Entertainment Corp.,
 9.625% Sr. Sub. Nts., 3/15/11                           800,000        879,000
--------------------------------------------------------------------------------
 Petco Animal Supplies, Inc.,
 10.75% Sr. Sub. Nts., 11/1/11 1                         750,000        858,750
--------------------------------------------------------------------------------
 Rent-A-Center, Inc., 7.50% Sr. Sub.
 Nts., 5/1/10 3                                          350,000        369,250
--------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625%
 Sr. Unsec. Sub. Nts., 3/15/12                           200,000        215,000
                                                                   -------------
                                                                      7,806,625

--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.4%
 Galey & Lord, Inc., 9.125% Sr.
 Unsec. Sub. Nts., 3/1/08 1,4,5                          700,000          7,875
--------------------------------------------------------------------------------
 Levi Strauss & Co.:
 11.625% Sr. Unsec. Nts., 1/15/08                        200,000        172,500
 12.25% Sr. Nts., 12/15/12                               400,000        335,000
--------------------------------------------------------------------------------
 Oxford Industries, Inc., 8.875%
 Sr. Nts., 6/1/11 3                                      500,000        527,500
--------------------------------------------------------------------------------
 Phillips/Van Heusen Corp., 8.125%
 Sr. Nts., 5/1/13 1                                      300,000        309,375
--------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10 1                 600,000        657,000
                                                                   -------------
                                                                      2,009,250

--------------------------------------------------------------------------------
 Consumer Staples--4.2%
--------------------------------------------------------------------------------
 Beverages--0.3%
 Constellation Brands, Inc., 8.125%
 Sr. Sub. Nts., 1/15/12                                  500,000        542,500
--------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec.
 Nts., Series B, 2/1/05                                  800,000        812,000
                                                                   -------------
                                                                      1,354,500

--------------------------------------------------------------------------------
 Food & Staples Retailing--0.9%
 Delhaize America, Inc., 8.125%
 Unsub. Debs., 4/15/11                                 1,500,000      1,650,000
--------------------------------------------------------------------------------
 Fleming Cos., Inc., 10.125% Sr.
 Unsec. Nts., 4/1/08 4,5                                 500,000         77,500
--------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co.,
 Inc. (The), 9.125% Sr. Nts., 12/15/11                   400,000        376,000
--------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub.
 Nts., 10/15/07                                          325,000        336,375
--------------------------------------------------------------------------------
 Real Time Data Co., 13% Disc.
 Nts., 5/31/09 1,4,5,7                                   476,601          9,532

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Food & Staples Retailing Continued
 Rite Aid Corp.:
 8.125% Sr. Sec. Nts., 5/1/10 3                      $   900,000   $    936,000
 9.50% Sr. Sec. Nts., 2/15/11 3                          450,000        486,000
                                                                   -------------
                                                                      3,871,407

--------------------------------------------------------------------------------
 Food Products--2.1%
 American Seafood Group LLC,
 10.125% Sr. Sub. Nts., 4/15/10 1                        500,000        570,000
--------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub.
 Nts., Series B, 7/1/08 4                                500,000        178,750
--------------------------------------------------------------------------------
 Burns Philp Capital Pty Ltd.,
 9.75% Sr. Sub. Nts., 7/15/12 3                          400,000        392,000
--------------------------------------------------------------------------------
 Del Monte Corp.:
 8.625% Sr. Sub. Nts., 12/15/123                       1,000,000      1,065,000
 9.25% Sr. Unsec. Sub. Nts., 5/15/11                     100,000        107,500
--------------------------------------------------------------------------------
 Doane Pet Care Co., 10.75% Sr.
 Nts., 3/1/10                                            800,000        876,000
--------------------------------------------------------------------------------
 Dole Food Co., Inc.:
 8.625% Sr. Nts., 5/1/09                                 900,000        956,250
 8.875% Sr. Nts., 3/15/11 3                              400,000        426,000
--------------------------------------------------------------------------------
 Michael Foods, Inc., 11.75% Sr.
 Unsec. Sub. Nts., 4/1/11 1                              400,000        462,000
--------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr.
 Nts., 2/15/09                                           200,000         64,000
--------------------------------------------------------------------------------
 Smithfield Foods, Inc.:
 7.625% Sr. Unsec. Sub. Nts., 2/15/08                    925,000        955,063
 8% Sr. Nts., Series B, 10/15/09                         900,000        978,750
--------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts.,
 10/1/09 3                                             1,000,000      1,045,000
--------------------------------------------------------------------------------
 United Biscuits Finance plc,
 10.625% Sr. Sub. Nts., 4/15/11 [EUR]                  1,000,000      1,303,377
                                                                   -------------
                                                                      9,379,690

--------------------------------------------------------------------------------
 Household Products--0.8%
 AKI, Inc., 10.50% Sr. Unsec. Nts.,
 7/1/08 1                                              1,000,000      1,030,000
--------------------------------------------------------------------------------
 Armkel LLC/Armkel Finance, Inc.,
 9.50% Sr. Sub. Nts., 8/15/09                            600,000        672,000
--------------------------------------------------------------------------------
 Holmes Products Corp., 9.875% Sr.
 Unsec. Sub. Nts., Series B, 11/15/07 1                  300,000        269,250
--------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr.
 Unsec. Sub. Nts., 6/1/11                              1,000,000      1,005,000
--------------------------------------------------------------------------------
 Revlon Consumer Products Corp.,
 12% Sr. Sec. Nts., 12/1/05                              400,000        391,000
--------------------------------------------------------------------------------
 Styling Technology Corp., 10.875%
 Sr. Unsec. Sub. Nts., 7/1/08 1,4,5                      600,000             --
                                                                   -------------
                                                                      3,367,250

--------------------------------------------------------------------------------
 Personal Products--0.1%
 French Fragrances, Inc., 10.375%
 Gtd. Sr. Unsec. Nts., Series D,
 5/15/07                                                 400,000        413,000


6 OPPENHEIMER HIGH INCOME FUND/VA

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Energy--6.0%
--------------------------------------------------------------------------------
 Energy Equipment & Services--1.6%
 BRL Universal Equipment Corp.,
 8.875% Sr. Sec. Nts., 2/15/08                       $   750,000   $    817,500
--------------------------------------------------------------------------------
 Dresser, Inc., 9.375% Sr. Sub. Nts.,
 4/15/11                                                 400,000        414,000
--------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr.
 Unsec. Nts., Series B, 2/15/08 1,4,5                  1,025,000        261,375
--------------------------------------------------------------------------------
 Grant Prideco Escrow Corp., 9%
 Sr. Unsec. Nts., 12/15/09                               300,000        334,500
--------------------------------------------------------------------------------
 Hanover Equipment Trust 2001A,
 8.50% Sr. Sec. Nts., Series A, 9/1/08                   500,000        527,500
--------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services,
 Inc., 10.625% Sr. Nts., 8/1/08                        1,750,000      1,938,125
--------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr.
 Sec. Nts., 6/1/08                                     1,600,000      1,338,000
--------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375%
 Sr. Nts., 5/1/09                                        600,000        675,750
--------------------------------------------------------------------------------
 Universal Compression, Inc., 7.25%
 Sr. Nts., 5/15/10 3                                     800,000        832,000
                                                                   -------------
                                                                      7,138,750

--------------------------------------------------------------------------------
 Oil & Gas--4.4%
 Belden & Blake Corp., 9.875% Sr.
 Sub. Nts., 6/15/07                                      500,000        475,000
--------------------------------------------------------------------------------
 Chesapeake Energy Corp.:
 8.125% Sr. Unsec. Nts., 4/1/11                        1,000,000      1,082,500
 8.375% Sr. Unsec. Nts., 11/1/08                       1,000,000      1,087,500
 9% Sr. Nts., 8/15/12                                    300,000        336,000
--------------------------------------------------------------------------------
 El Paso Energy Partners LP:
 8.50% Sr. Sub. Nts., 6/1/10 3                           500,000        537,500
 8.50% Sr. Unsec. Sub. Nts.,
 Series B, 6/1/11                                        700,000        752,500
 10.625% Sr. Sub. Nts., 12/1/12                          700,000        812,000
--------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts.,
 5/1/14                                                1,000,000      1,045,000
--------------------------------------------------------------------------------
 Frontier Escrow Corp., 8% Sr. Nts.,
 4/15/13 3                                               500,000        525,000
--------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts.,
 11/15/09                                                800,000        884,000
--------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/
 Leviathan Finance Corp., 10.375%
 Sr. Unsec. Sub. Nts., Series B, 6/1/09 1                500,000        536,250
--------------------------------------------------------------------------------
 Newfield Exploration Co., 8.375%
 Sr. Sub. Nts., 8/15/12                                  600,000        678,750
--------------------------------------------------------------------------------
 Pioneer Natural Resources Co.,
 7.50% Sr. Nts., 4/15/12                               1,000,000      1,147,488
--------------------------------------------------------------------------------
 Pogo Producing Co., 8.75% Sr. Sub.
 Nts., Series B, 5/15/07 1                               600,000        621,000
--------------------------------------------------------------------------------
 Premcor Refining Group, Inc.,
 9.50% Sr. Nts., 2/1/13                                1,300,000      1,443,000

                                                       Principal    Market Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Oil & Gas Continued
 Stone Energy Corp.:
 8.25% Sr. Unsec. Sub. Nts., 12/15/11                $   800,000   $    848,000
 8.75% Sr. Sub. Nts., 9/15/07                            735,000        766,237
--------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875%
 Sr. Nts., 7/15/11                                       575,000        633,219
--------------------------------------------------------------------------------
 Tesoro Petroleum Corp.:
 8% Sr. Sec. Nts., 4/15/08 3                           1,000,000      1,030,000
 9.625% Sr. Sub. Nts., 4/1/12                          1,500,000      1,380,000
--------------------------------------------------------------------------------
 Westport Resources Corp., 8.25%
 Sr. Unsec. Sub. Nts., 11/1/11                         1,400,000      1,540,000
--------------------------------------------------------------------------------
 XTO Energy, Inc., 7.50% Sr. Nts.,
 4/15/12                                               1,000,000      1,140,000
                                                                   -------------
                                                                     19,300,944

--------------------------------------------------------------------------------
 Financials--2.5%
--------------------------------------------------------------------------------
 Capital Markets--0.1%
 Decrane Aircraft Holdings, Inc.,
 12% Sr. Unsec. Sub. Nts., Series B,
 9/30/08                                               1,550,000        736,250
--------------------------------------------------------------------------------
 Commercial Banks--0.4%
 Bank Plus Corp., 12% Sr. Nts.,
 7/18/07 1                                               517,000        556,421
--------------------------------------------------------------------------------
 Local Financial Corp., 11% Sr. Nts.,
 9/8/04 1                                                800,000        820,000
--------------------------------------------------------------------------------
 Western Financial Bank, 9.625%
 Unsec. Sub. Debs., 5/15/12                              400,000        434,000
                                                                   -------------
                                                                      1,810,421

--------------------------------------------------------------------------------
 Diversified Financial Services--0.5%
 AmeriCredit Corp., 9.875% Sr.
 Nts., 4/15/06                                           400,000        394,000
--------------------------------------------------------------------------------
 Berry Plastics Corp., 10.75% Sr.
 Sub. Nts., 7/15/12                                      800,000        884,000
--------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50%
 Nts., 11/15/09                                          500,000        220,000
--------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr.
 Unsec. Sub. Nts., 3/2/07                                600,000        687,000
                                                                   -------------
                                                                      2,185,000

--------------------------------------------------------------------------------
 Real Estate--1.5%
 Capstar Hotel Co., 8.75% Sr. Sub.
 Nts., 8/15/07                                           200,000        182,000
--------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc.,
 11.25% Sr. Unsec. Sub. Nts., 6/15/11 1                  300,000        323,250
--------------------------------------------------------------------------------
 Corrections Corp. of America:
 7.50% Sr. Nts., 5/1/11                                  500,000        525,000
 9.875% Sr. Nts., 5/1/09                                 500,000        560,625
--------------------------------------------------------------------------------
 Felcor Lodging LP:
 9% Sr. Nts., 6/1/11                                     780,000        789,750
 10% Sr. Unsec. Nts., 9/15/08                            200,000        207,500
--------------------------------------------------------------------------------
 Felcor Suites LP, 7.375% Sr. Nts.,
 10/1/04                                                 200,000        203,500


7 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Real Estate Continued
 HMH Properties, Inc., 7.875% Sr.
 Nts., Series B, 8/1/08                              $ 1,750,000   $  1,785,000
--------------------------------------------------------------------------------
 iStar Financial, Inc., 8.75% Sr. Unsec.
 Nts., 8/15/08                                           250,000        273,750
--------------------------------------------------------------------------------
 MeriStar Hospitality Corp.,
 9.125% Sr. Unsec. Nts., 1/15/11                         400,000        394,000
--------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment
 Trust, 9.75% Sr. Sec. Nts., Series B,
 4/1/08                                                1,300,000      1,306,500
                                                                   -------------
                                                                      6,550,875

--------------------------------------------------------------------------------
 Health Care--5.2%
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.8%
 Alaris Medical, Inc., 7.25% Sr. Sub.
 Nts., 7/1/11                                            250,000        254,375
--------------------------------------------------------------------------------
 Dade Behring Holdings, Inc.,
 11.91% Sr. Unsec. Sub. Nts., 10/3/10                    200,000        227,000
--------------------------------------------------------------------------------
 Fisher Scientific International, Inc.,
 8.125% Sr. Sub. Nts., 5/1/12                            900,000        967,500
--------------------------------------------------------------------------------
 HMP Equity Holdings Corp., Units
 (each unit consists of $1,000 zero
 coupon sr. sec. disc. nts., 15.43%,
 5/15/08 and one warrant to purchase
 2.8094 shares of Huntsman Corp.
 common stock) 8,9                                     1,000,000        510,000
--------------------------------------------------------------------------------
 Kinetic Concepts, Inc., 9.625% Sr.
 Unsec. Sub. Nts., Series B, 11/1/07 1                   400,000        418,000
--------------------------------------------------------------------------------
 Sybron Dental Specialties, Inc.,
 8.125% Sr. Sub. Nts., 6/15/12                           700,000        742,000
--------------------------------------------------------------------------------
 Vanguard Health Systems, Inc.,
 9.75% Sr. Unsec. Sub. Nts., 8/1/11                      500,000        500,000
                                                                   -------------
                                                                      3,618,875

--------------------------------------------------------------------------------
 Health Care Providers & Services--4.4%
 Alderwoods Group, Inc., 12.25%
 Sr. Nts., 1/2/09                                        700,000        735,000
--------------------------------------------------------------------------------
 Alliance Imaging, Inc., 10.375% Sr.
 Unsec. Sub. Nts., 4/15/11                               400,000        420,000
--------------------------------------------------------------------------------
 AmeriPath, Inc., 10.50% Sr. Sub.
 Nts., 4/1/13 3                                          700,000        754,250
--------------------------------------------------------------------------------
 AmerisourceBergen Corp., 7.25%
 Sr. Unsec. Nts., 11/15/12                               200,000        218,000
--------------------------------------------------------------------------------
 Beverly Enterprises, Inc., 9.625%
 Sr. Unsec. Nts., 4/15/09                                925,000        892,625
--------------------------------------------------------------------------------
 Extendicare Health Services, Inc.,
 9.50% Sr. Unsec. Sub. Nts., 7/1/10                      500,000        527,500
--------------------------------------------------------------------------------
 Fresenius Medical Care Capital
 Trust II, 7.875% Nts., 2/1/08                         1,600,000      1,688,000
--------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc.,
 10.375% Sr. Nts., 2/15/09                               400,000        444,000

                                                       Principal    Market Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------

 Health Care Providers & Services Continued
 HCA, Inc.:
 6.30% Sr. Unsec. Nts., 10/1/12                      $   300,000   $    307,242
 6.95% Sr. Nts., 5/1/12                                1,000,000      1,067,438
 7.875% Sr. Nts., 2/1/11                                 305,000        342,067
--------------------------------------------------------------------------------
 HCA-Healthcare Co. (The), 8.75%
 Sr. Nts., 9/1/10                                        400,000        466,585
--------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts.,
 6/1/12 4,5                                            1,250,000        975,000
--------------------------------------------------------------------------------
 InSight Health Services Corp.,
 9.875% Sr. Sub. Nts., 11/1/11                           500,000        527,500
--------------------------------------------------------------------------------
 Magellan Health Services, Inc.:
 9% Sr. Sub. Nts., 2/15/08 4,5                           300,000        130,500
 9.375% Sr. Nts., 11/15/07 3                           2,000,000      2,010,000
--------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec.
 Sub. Nts., Series B, 8/15/12                            700,000        731,500
--------------------------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Sub.
 Nts., 12/1/12 3                                         600,000        646,500
--------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc.,
 10.75% Sr. Unsec. Unsub. Nts.,
 6/1/09                                                1,100,000      1,267,750
--------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr.
 Unsec. Sub. Nts., 4/1/12                                600,000        619,500
--------------------------------------------------------------------------------
 Select Medical Corp., 9.50% Sr.
 Unsec. Sub. Nts., 6/15/09                               200,000        218,250
--------------------------------------------------------------------------------
 Stewart Enterprises, Inc., 10.75%
 Sr. Unsec. Sub. Nts., 7/1/08                          1,800,000      2,016,000
--------------------------------------------------------------------------------
 Tenet Healthcare Corp., 6.375%
 Sr. Nts., 12/1/11                                       760,000        706,800
--------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr.
 Sub. Nts., 2/1/12                                       300,000        322,500
--------------------------------------------------------------------------------
 Vicar Operating, Inc., 9.875% Sr.
 Sub. Nts., 12/1/09 1                                  1,000,000      1,100,000
                                                                   -------------
                                                                     19,134,507

--------------------------------------------------------------------------------
 Pharmaceuticals--0.0%
 aaiPharma, Inc., 11% Sr. Sub.
 Nts., 4/1/10                                            100,000        110,500
--------------------------------------------------------------------------------
 Industrials--9.7%
--------------------------------------------------------------------------------
 Aerospace & Defense--1.3%
 Alliant Techsystems, Inc., 8.50% Sr.
 Unsec. Sub. Nts., 5/15/11                               900,000      1,003,500
--------------------------------------------------------------------------------
 American Plumbing & Mechanical,
 Inc., 11.625% Sr. Sub. Nts., Series B,
 10/15/08                                                500,000        167,500
--------------------------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr.
 Unsec. Sub. Nts., 12/15/10                              300,000        334,500
--------------------------------------------------------------------------------
 L-3 Communications Corp.,
 7.625% Sr. Sub. Nts., 6/15/12                           800,000        884,000
--------------------------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Sub.
 Nts., 12/15/12 3                                        700,000        773,500
--------------------------------------------------------------------------------
 TransDigm, Inc., 10.375% Sr. Sub.
 Nts., 12/1/08                                           400,000        435,572


8 OPPENHEIMER HIGH INCOME FUND/VA

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Aerospace & Defense Continued
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13 3                          $   650,000   $    708,500
 11% Sr. Sub. Nts., 2/15/13 3                            700,000        766,500
--------------------------------------------------------------------------------
 Vought Aircraft Industries, Inc.,
 8% Sr. Nts., 7/15/11 3                                  500,000        505,000
                                                                   -------------
                                                                      5,578,572

--------------------------------------------------------------------------------
 Air Freight & Logistics--0.0%
 Atlas Air, Inc., 9.25% Sr. Nts.,
 4/15/08 4,5                                             500,000        108,125
--------------------------------------------------------------------------------
 Airlines--0.4%
 America West Airlines, Inc.,
 10.75% Sr. Nts., 9/1/05 1                             1,000,000        565,000
--------------------------------------------------------------------------------
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04                 1,500,000      1,087,500
                                                                   -------------
                                                                      1,652,500

--------------------------------------------------------------------------------
 Building Products--0.6%
 Associated Materials, Inc., 9.75%
 Sr. Sub. Nts., 4/15/12                                  700,000        767,375
--------------------------------------------------------------------------------
 Green Star Products, Inc., 10.15%
 Bonds, 6/24/10 3                                        339,340        359,777
--------------------------------------------------------------------------------
 Jacuzzi Brands, Inc., 9.625% Sr. Sec.
 Nts., 7/1/10 3,10                                       800,000        826,000
--------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B,
 9/1/07 1                                                200,000        210,000
 9.875% Sr. Unsec. Sub. Nts., 6/15/11 1                  400,000        423,000
                                                                   -------------
                                                                      2,586,152

--------------------------------------------------------------------------------
 Commercial Services & Supplies--3.3%
 Allied Waste North America, Inc.:
 7.875% Sr. Nts., 4/15/13                                800,000        841,000
 7.875% Sr. Unsec. Nts., Series B,
 1/1/09                                                  400,000        420,500
 8.50% Sr. Sub. Nts., 12/1/08                          1,000,000      1,080,000
 8.875% Sr. Nts., Series B, 4/1/08                       900,000        981,000
 9.25% Sr. Nts., 9/1/12 3                              2,800,000      3,101,000
 10% Sr. Unsec. Sub. Nts., Series B,
 8/1/09                                                  400,000        427,000
--------------------------------------------------------------------------------
 American Color Graphics, Inc.,
 10% Sr. Sec. Nts., 6/15/10 3,10                         400,000        400,000
--------------------------------------------------------------------------------
 American Pad & Paper Co., 13%
 Sr. Sub. Nts., Series B, 11/15/05 1,4,5                 200,000          2,250
--------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr.
 Unsec. Nts., 4/1/06 1,4,5                               900,000        212,625
--------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr.
 Unsec. Sub. Nts., 11/1/09                               600,000        648,000
--------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10                     800,000        860,000
--------------------------------------------------------------------------------
 Comforce Operating, Inc., 12%
 Sr. Nts., Series B, 12/1/07 1                           350,000        169,750
--------------------------------------------------------------------------------
 Hydrochem Industrial Services,
 Inc., 10.375% Sr. Sub. Nts., 8/1/07 1                   250,000        176,875

                                                       Principal    Market Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Commercial Services & Supplies Continued
 IT Group, Inc., 11.25% Sr. Unsec.
 Sub. Nts., Series B, 4/1/09 1,4,5                   $   550,000   $         --
--------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc.,
 9.50% Sr. Sub. Nts., 2/15/09                            750,000        759,375
--------------------------------------------------------------------------------
 Mail-Well I Corp., 9.625% Sr. Nts.,
 3/15/12                                                 700,000        740,250
--------------------------------------------------------------------------------
 Moore North American Finance,
 Inc., 7.875% Sr. Nts., 1/15/11 3                        400,000        419,000
--------------------------------------------------------------------------------
 Protection One, Inc./Protection
 One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05                         900,000        742,500
--------------------------------------------------------------------------------
 Stericycle, Inc., 12.375% Sr. Unsec.
 Sub. Nts., Series B, 11/15/09                           488,000        563,640
--------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50%
 Sr. Sub. Nts., 4/1/09                                   700,000        752,500
--------------------------------------------------------------------------------
 United Rentals (North America), Inc.:
 10.75% Sr. Nts., 4/15/08 3                              400,000        439,000
 10.75% Sr. Nts., 4/15/08 3                              600,000        658,500
 10.75% Sr. Unsec. Nts., 4/15/08                         300,000        329,250
                                                                   -------------
                                                                     14,724,015

--------------------------------------------------------------------------------
 Construction & Engineering--0.1%
 Integrated Electrical Services, Inc.:
 9.375% Sr. Sub. Nts., Series B, 2/1/09 1                100,000        102,000
 9.375% Sr. Sub. Nts., Series C, 2/1/09                  100,000        102,000
--------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Unsec. Nts.,
 9/15/09 1                                               300,000        321,000
                                                                   -------------
                                                                        525,000

--------------------------------------------------------------------------------
 Electrical Equipment--0.0%
 Dayton Superior Corp., 13% Sr.
 Unsec. Sub. Nts., 6/15/09 1                             100,000         85,500
--------------------------------------------------------------------------------
 Industrial Conglomerates--1.3%
 Great Lakes Dredge & Dock
 Corp., 11.25% Sr. Unsec. Sub.
 Nts., 8/15/08                                         1,715,000      1,826,475
--------------------------------------------------------------------------------
 Norse CBO Ltd., 9.342% Sub.
 Bonds, Series 1A, Cl. C2, 8/13/10 1                   1,500,000        577,500
--------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Nts., 10/15/11                                 2,900,000      3,074,000
 6.75% Sr. Unsub. Nts., 2/15/11                          100,000        106,500
                                                                   -------------
                                                                      5,584,475

--------------------------------------------------------------------------------
 Machinery--1.6%
 Actuant Corp., 13% Sr. Sub. Nts.,
 5/1/09                                                  378,000        444,150
--------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec.
 Nts., 5/1/08                                          1,000,000      1,085,000
--------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                 650,000        555,750
--------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc.,
 9.375% Sr. Unsec. Sub. Nts., 3/1/08                     850,000        799,000



9 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Machinery Continued
 Insilco Corp., 12% Sr. Sub. Nts.,
 8/15/07 1,4,5                                       $ 1,200,000   $     22,500
--------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The),
 10.50% Sr. Sub. Nts., 8/1/12                            800,000        892,000
--------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr.
 Nts., 5/15/09                                           600,000        663,000
--------------------------------------------------------------------------------
 Roller Bearing Co. of America,
 Inc., 9.625% Sr. Sub. Nts., Series B,
 6/15/07                                                 560,000        478,800
--------------------------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13                       900,000        978,750
--------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                     510,000        532,950
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                     800,000        864,000
                                                                   -------------
                                                                      7,315,900

--------------------------------------------------------------------------------
 Marine--0.7%
 CP Ships Ltd., 10.375% Sr. Nts.,
 7/15/12                                               1,000,000      1,121,250
--------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., 12%
 Sr. Sec. Nts., 7/15/05 1,4,5                            700,000        315,000
--------------------------------------------------------------------------------
 Navigator Gas Transport plc,
 10.50% First Priority Ship Mtg.
 Nts., 6/30/07 1,4,5                                   1,000,000        325,000
--------------------------------------------------------------------------------
 Pacific & Atlantic Holdings, Inc.,
 10.50% Sec. Nts., 12/31/07 3                            368,171        130,701
--------------------------------------------------------------------------------
 Sea Containers Ltd., 7.875% Sr.
 Nts., 2/15/08                                         1,500,000      1,200,000
                                                                   -------------
                                                                      3,091,951

--------------------------------------------------------------------------------
 Road & Rail--0.3%
 Kansas City Southern Railway
 Co. (The), 7.50% Sr. Nts., 6/15/09                      500,000        520,625
--------------------------------------------------------------------------------
 Stena AB, 9.625% Sr. Nts., 12/1/12                      600,000        662,250
                                                                   -------------
                                                                      1,182,875

--------------------------------------------------------------------------------
 Transportation Infrastructure--0.1%
 Worldspan LP/Worldspan Financial
 Corp., 9.625% Sr. Nts., 6/15/11 3                       350,000        362,250
--------------------------------------------------------------------------------
 Information Technology--2.6%
--------------------------------------------------------------------------------
 Communications Equipment--0.1%
 Orion Network Systems, Inc.,
 12.50% Sr. Disc. Nts., 1/15/07 4                      1,150,000        398,475
--------------------------------------------------------------------------------
 Computers & Peripherals--0.2%
 Seagate Technology Hdd Holdings,
 8% Sr. Nts., 5/15/09                                    900,000        978,750
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.6%
 Flextronics International Ltd.,
 9.875% Sr. Unsec. Sub. Nts., 7/1/10                     700,000        770,000
--------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr.
 Unsec. Sub. Nts., 8/15/08 1                           1,200,000      1,302,000

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Xerox Capital plc (Europe),
 5.875% Nts., 5/15/04                                $   400,000   $    404,000
                                                                   -------------
                                                                      2,476,000

--------------------------------------------------------------------------------
 Internet Software & Services--0.0%
 Exodus Communications, Inc.,
 10.75% Sr. Nts., 12/15/09 1,4,5 [EUR]                   866,302         44,767
--------------------------------------------------------------------------------
 FirstWorld Communications, Inc.,
 0%/13% Sr. Disc. Nts., 4/15/08 1,4,5,6                  500,000             50
--------------------------------------------------------------------------------
 Globix Corp., 11% Sr. Nts., 4/26/08 1                   109,359         82,566
--------------------------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts.,
 12/1/06 1,4,5 [EUR]                                   1,000,000         57,417
 11% Sr. Nts., 8/1/09 4,5                                919,282         63,201
                                                                   -------------
                                                                        248,001

--------------------------------------------------------------------------------
 IT Services--0.6%
 Iron Mountain, Inc.:
 7.75% Sr. Sub. Nts., 1/15/15                            500,000        531,250
 8.625% Sr. Unsec. Sub. Nts., 4/1/13                   1,600,000      1,720,000
--------------------------------------------------------------------------------
 Titan Corp. (The), 8% Sr. Sub.
 Nts., 5/15/11 3                                         400,000        426,000
                                                                   -------------
                                                                      2,677,250

--------------------------------------------------------------------------------
 Office Electronics--0.1%
 ASAT Finance LLC, 12.50% Sr.
 Unsec. Nts., 11/1/06 1                                  325,000        281,125
--------------------------------------------------------------------------------
 Xerox Corp., 7.15% Nts., 8/1/04                         200,000        204,000
                                                                   -------------
                                                                        485,125

--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--1.0%
 AMI Semiconductor, Inc., 10.75%
 Sr. Sub. Nts., 2/1/13 3                               1,000,000      1,135,000
--------------------------------------------------------------------------------
 Amkor Technology, Inc.:
 7.75% Sr. Nts., 5/15/13 3                               800,000        764,000
 9.25% Sr. Unsec. Sub. Nts., 2/15/08                   1,000,000      1,045,000
--------------------------------------------------------------------------------
 ChipPAC International Co. Ltd.,
 12.75% Sr. Unsec. Sub. Nts.,
 Series B, 8/1/09                                        500,000        565,000
--------------------------------------------------------------------------------
 Fairchild Semiconductor Corp.,
 10.375% Sr. Unsec. Nts., 10/1/07                        850,000        898,348
                                                                   -------------
                                                                      4,407,348

--------------------------------------------------------------------------------
 Materials--11.0%
--------------------------------------------------------------------------------
 Chemicals--3.5%
 Applied Extrusion Technologies, Inc.,
 10.75% Sr. Nts., Series B, 7/1/11                       450,000        333,000
--------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec.
 Nts., Series B, 12/1/07 1                               250,000        101,250
--------------------------------------------------------------------------------
 Compass Minerals Group, Inc.,
 10% Sr. Sub. Nts., 8/15/11                            1,200,000      1,350,000



10 OPPENHEIMER HIGH INCOME FUND/VA

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Chemicals Continued
 Equistar Chemicals LP/
 Equistar Funding Corp.:
 8.75% Sr. Unsec. Nts., 2/15/09                      $   600,000   $    585,000
 10.625% Sr. Nts., 5/1/11 3                              800,000        824,000
--------------------------------------------------------------------------------
 Huntsman Corp./
 ICI Chemical Co. plc:
 Zero Coupon Sr. Unsec. Disc. Nts.,
 13.09%, 12/31/09 9                                      400,000        158,000
 10.125% Sr. Unsec. Sub. Nts.,
 7/1/09 [EUR]                                            100,000        105,935
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                  1,800,000      1,737,000
--------------------------------------------------------------------------------
 Huntsman International LLC,
 9.875% Sr. Nts., 3/1/09                               1,800,000      1,881,000
--------------------------------------------------------------------------------
 IMC Global, Inc., 7.625% Bonds,
 11/1/05                                                 200,000        213,000
--------------------------------------------------------------------------------
 ISP Chemco, Inc., 10.25% Sr.
 Unsec. Sub. Nts., 7/1/11                                500,000        567,500
--------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr.
 Sec. Nts., 12/15/09                                     300,000        320,250
--------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08                               500,000        477,500
 9.50% Sr. Sec. Debs., 12/15/083                         100,000         95,500
 9.625% Sr. Sec. Nts., Series A, 5/1/07                  900,000        886,500
 9.875% Sec. Nts., Series B, 5/1/07                    2,100,000      2,068,500
 10.875% Sr. Sub. Nts., 5/1/09                           800,000        748,000
--------------------------------------------------------------------------------
 Millennium America, Inc., 9.25%
 Sr. Nts., 6/15/08 3                                     800,000        864,000
--------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub.
 Nts., Series B, 2/28/11 1                             1,200,000      1,368,000
--------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub.
 Nts., 12/15/11                                          100,000         98,000
--------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr.
 Sec. Nts., 12/31/08                                     319,909        279,121
--------------------------------------------------------------------------------
 Pioneer Cos., Inc., 4.60% Sr. Sec.
 Nts., 12/31/06 2                                        101,304         86,615
--------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 1                           383,491        356,167
 11.25% Sr. Sub. Nts., 8/15/06 4,5                       300,000             --
 11.75% Sr. Unsec. Sub. Nts., 8/15/06 4,5                300,000             --
                                                                   -------------
                                                                     15,503,838

--------------------------------------------------------------------------------
 Construction Materials--0.2%
 Texas Industries, Inc., 10.25% Sr.
 Nts., 6/15/11 3                                         800,000        840,000
--------------------------------------------------------------------------------
 Containers & Packaging--3.6%
 Ball Corp.:
 6.875% Sr. Unsec. Nts., 12/15/12 3                      300,000        319,500
 7.75% Sr. Unsec. Nts., 8/1/06                           700,000        770,000
 8.25% Sr. Unsec. Sub. Nts., 8/1/08                      800,000        844,000
--------------------------------------------------------------------------------
 Crown Euro Holdings SA,
 9.50% Sr. Sec. Nts., 3/1/11 3                           900,000        976,500
--------------------------------------------------------------------------------
 Graphic Packaging Corp.,
 8.625% Sub. Nts., 2/15/12                             1,000,000      1,025,000

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Containers & Packaging Continued
 Jefferson Smurfit Corp., 8.25% Sr.
 Unsec. Nts., 10/1/12                                $   800,000   $    862,000
--------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625%
 Sr. Nts., 10/1/12                                       800,000        888,000
--------------------------------------------------------------------------------
 Owens-Brockway Glass
 Container, Inc.:
 7.75% Sr. Sec. Nts., 5/15/11 3                        1,000,000      1,062,500
 8.25% Sr. Unsec. Nts., 5/15/13 3                        500,000        525,000
 8.75% Sr. Sec. Nts., 11/15/12                         1,350,000      1,471,500
 8.875% Sr. Sec. Nts., 2/15/09                         1,300,000      1,417,000
--------------------------------------------------------------------------------
 Packaging Corp. of America,
 9.625% Sr. Unsec. Sub. Nts., 4/1/09                     500,000        553,125
--------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                         500,000        521,250
 10.875% Sr. Sub. Nts., 4/1/08                           500,000        515,000
--------------------------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12                                 900,000        969,750
 9.25% Sr. Unsec. Nts., 2/1/08                         1,000,000      1,095,000
 9.75% Sr. Unsec. Nts., 2/1/11                         1,000,000      1,100,000
--------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec.
 Sub. Nts., 6/15/12                                    1,000,000      1,030,000
                                                                   -------------
                                                                     15,945,125

--------------------------------------------------------------------------------
 Metals & Mining--2.4%
 AK Steel Corp.:
 7.75% Sr. Unsec. Nts., 6/15/12                        1,400,000      1,169,000
 7.875% Sr. Unsec. Nts., 2/15/09                         300,000        256,500
--------------------------------------------------------------------------------
 Arch Western Finance LLC,
 6.75% Sr. Nts., 7/1/13 3                                800,000        824,000
--------------------------------------------------------------------------------
 California Steel Industries Corp.,
 8.50% Sr. Unsec. Nts., Series B,
 4/1/09                                                  300,000        306,000
--------------------------------------------------------------------------------
 Century Aluminum Co., 11.75%
 Sr. Sec. Nts., 4/15/08                                  885,000        907,125
--------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 10.25%
 Sr. Sub. Nts., Series B, 5/15/08                        579,000        495,045
--------------------------------------------------------------------------------
 IPSCO, Inc., 8.75% Sr. Nts., 6/1/13 3                   300,000        307,500
--------------------------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75%
 Sr. Sec. Nts., 6/1/12 1                                 800,000        852,000
--------------------------------------------------------------------------------
 Kaiser Aluminum &
 Chemical Corp.:
 10.875% Sr. Nts., Series B,
 10/15/06 1,4,5                                        1,000,000        785,000
 12.75% Sr. Sub. Nts., 2/1/04 1,4,5                    1,200,000         75,000
--------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                  740,000        403,300
--------------------------------------------------------------------------------
 National Steel Corp., 9.875% First
 Mtg. Bonds, Series D, 3/1/09 4,5                        642,808         38,568
--------------------------------------------------------------------------------
 Northwest Pipeline Corp., 8.125%
 Sr. Nts., 3/1/10                                        200,000        216,000
--------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Sr.
 Nts., 7/15/09                                           800,000        724,000


11 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Metals & Mining Continued
 Peabody Energy Corp., 6.875% Sr.
 Nts., 3/15/13 3                                     $ 1,000,000   $  1,052,500
--------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr.
 Nts., 3/15/09                                           400,000        421,000
--------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr.
 Nts., 2/15/12                                           400,000        394,000
--------------------------------------------------------------------------------
 United States Steel Corp.:
 9.75% Sr. Nts., 5/15/10                                 800,000        816,000
 10.75% Sr. Nts., 8/1/08                                 600,000        633,000
                                                                   -------------
                                                                     10,675,538

--------------------------------------------------------------------------------
 Paper & Forest Products--1.3%
 Abitibi-Consolidated, Inc., 8.55%
 Nts., 8/1/10                                            300,000        336,591
--------------------------------------------------------------------------------
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07 7                              400,000        454,000
 13.875% Sr. Sec. Nts., 7/15/07 1                        250,000        285,000
--------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr.
 Nts., 3/15/04 1,4,5                                   2,000,000        440,000
--------------------------------------------------------------------------------
 Georgia-Pacific Corp.:
 8.125% Sr. Unsec. Nts., 5/15/11                       1,200,000      1,239,000
 9.375% Sr. Nts., 2/1/13 3                             1,600,000      1,772,000
--------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875%
 Sr. Sub. Nts., 11/15/08 1                               250,000        286,250
--------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr.
 Nts., 3/15/12                                           700,000        682,500
--------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625%
 Sr. Nts., 11/15/07                                      300,000        174,750
                                                                   -------------
                                                                      5,670,091

--------------------------------------------------------------------------------
 Telecommunication Services--8.4%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--3.0%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08 1,4,5                       400,000             40
 13% Sr. Unsec. Nts., 5/1/08 1,4,5 [EUR]                 500,000             57
--------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr.
 Nts., 2/1/09                                            550,000        555,500
--------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts.,
 3/15/10 1,4,5                                           517,087          5,171
--------------------------------------------------------------------------------
 Concentric Network Corp.,
 Escrow Shares, 12/15/07 4,5                             800,000             --
--------------------------------------------------------------------------------
 Dex Media East LLC/Dex Media
 East Finance Co., 9.875% Sr. Unsec.
 Nts., 11/15/09                                          800,000        896,000
--------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125%
 Sr. Nts., 2/1/08                                        200,000        186,250
--------------------------------------------------------------------------------
 Focal Communications Corp.,
 11.875% Sr. Unsec. Nts., Series B,
 1/15/10 1,4,5                                           100,000          6,000
--------------------------------------------------------------------------------
 Intermedia Communications, Inc.,
 0%/12.25% Sr. Disc. Nts., Series B,
 3/1/09 4,5,6                                            200,000         64,000

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 IPC Acquisition Corp., 11.50% Sr.
 Sub. Nts., 12/15/09                                 $   350,000   $    372,750
--------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08 6                     200,000        173,500
 9.125% Sr. Unsec. Nts., 5/1/08                        1,900,000      1,710,000
--------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc.,
 10% Sr. Unsec. Nts., Series B,
 11/15/08 4,5                                            600,000         38,250
--------------------------------------------------------------------------------
 Nextlink Communications, Inc.:
 Escrow Shares, 10/1/07 4,5                              500,000             --
 Escrow Shares, 11/15/08 4,5                             200,000             --
 Escrow Shares, 3/15/08 4,5                              800,000             --
 Escrow Shares, 6/1/09 4,5                               500,000             --
--------------------------------------------------------------------------------
 NorthPoint Communications
 Group, Inc., 12.875% Nts., 2/15/10 4,5                  300,000         52,500
--------------------------------------------------------------------------------
 Qwest Capital Funding, Inc.:
 5.875% Nts., 8/3/04                                   1,400,000      1,347,500
 7.75% Nts., 8/15/06                                     500,000        467,500
--------------------------------------------------------------------------------
 Qwest Communications
 International, Inc., 7.50% Sr. Unsec.
 Nts., Series B, 11/1/08                                 900,000        837,000
--------------------------------------------------------------------------------
 Qwest Corp.:
 7.20% Unsec. Nts., 11/1/04                              400,000        412,000
 8.875% Nts., 3/15/12 3                                1,600,000      1,796,000
--------------------------------------------------------------------------------
 Qwest Services Corp., 13.50%
 Nts., 12/15/10 3                                      1,000,000      1,135,000
--------------------------------------------------------------------------------
 Sprint Capital Corp., 8.375%
 Nts., 3/15/12                                         1,050,000      1,259,600
--------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09 4,5,6                1,000,000        317,500
 0%/9.875% Sr. Disc. Nts.,
 4/15/09 1,4,5,6 [GBP]                                   500,000        253,711
 11.25% Sr. Nts., 11/1/08 4,5                            800,000        294,000
--------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts.,
 12/1/07 1,4,5                                           400,000             --
--------------------------------------------------------------------------------
 Time Warner Telecom LLC/
 Time Warner Telecom, Inc.,
 9.75% Sr. Nts., 7/15/08                               1,100,000      1,067,000
--------------------------------------------------------------------------------
 Time Warner Telecom, Inc.,
 10.125% Sr. Unsec. Sub. Nts., 2/1/11                    200,000        194,000
--------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts.,
 4/15/08 1,4,5                                           600,000             --
--------------------------------------------------------------------------------
 Winstar Communications, Inc.,
 12.75% Sr. Nts., 4/15/10 1,4,5                        1,000,000            100
                                                                   -------------
                                                                     13,440,929

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--5.4%
 Alamosa Delaware, Inc., 12.50%
 Sr. Unsec. Nts., 2/1/11                               1,000,000        825,000
--------------------------------------------------------------------------------
 American Cellular Corp., 9.50%
 Sr. Sub. Nts., 10/15/09 4                               800,000        404,000



12 OPPENHEIMER HIGH INCOME FUND/VA

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Wireless Telecommunication Services Continued
 American Tower Escrow Corp., Zero
 Coupon Sr. Sub. Disc. Nts., 12.25%,
 8/1/08 9                                            $ 1,400,000   $    910,000
--------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 14% Sr.
 Unsec. Disc. Nts., 10/1/07 1,4,5                      1,834,000             --
--------------------------------------------------------------------------------
 Centennial Cellular Operating Co./
 Centennial Communications Corp.,
 10.125% Sr. Nts., 6/15/13 3                           1,200,000      1,194,000
--------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11 6                  1,400,000      1,344,000
 10.625% Sr. Unsec. Disc. Nts.,
 11/15/07                                                940,000        994,050
 10.75% Sr. Nts., 8/1/11                               1,350,000      1,478,250
--------------------------------------------------------------------------------
 CTI Holdings SA, 0%/11.50% Sr.
 Deferred Coupon Nts., 4/15/08 1,4,5,6                 1,000,000        115,000
--------------------------------------------------------------------------------
 Dobson Communications Corp.,
 10.875% Sr. Unsec. Nts., 7/1/10                         500,000        542,500
--------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc.
 Nts., 7/15/10 1,4,5,6                                   350,000         19,250
--------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts.,
 4/15/10 1,4,5,6                                         400,000         38,000
 12.50% Sr. Nts., 4/15/10 1,4                            400,000         54,000
--------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 9.375% Sr. Unsec. Nts., 11/15/09                      4,550,000      4,908,312
 10.65% Sr. Disc. Nts., 9/15/07                          500,000        518,750
 12% Sr. Unsec. Nts., 11/1/08                            250,000        270,000
--------------------------------------------------------------------------------
 Nextel Partners, Inc.:
 8.125% Sr. Nts., 7/1/11 3                               300,000        300,750
 11% Sr. Nts., 3/15/10                                   300,000        325,500
 12.50% Sr. Nts., 11/15/09                             1,700,000      1,921,000
--------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr.
 Nts., 9/15/09 3                                       1,500,000      1,760,625
--------------------------------------------------------------------------------
 Orbcomm Global LP, Escrow
 Shares, 8/15/04 4,5                                     600,000             --
--------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B, 5/15/08                 950,000        845,500
 9.75% Sr. Sub. Nts., 1/15/10                            500,000        445,000
--------------------------------------------------------------------------------
 SBA Communications Corp.:
 10.25% Sr. Unsec. Nts., 2/1/09                          200,000        185,000
 12% Sr. Unsec. Disc. Nts., 3/1/08                     1,850,000      1,900,875
--------------------------------------------------------------------------------
 SpectraSite, Inc., 8.25% Sr. Nts.,
 5/15/10 3                                               400,000        418,000
--------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.50% Sr. Nts., 6/1/13 3                                800,000        864,000
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                    300,000        300,750
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                     500,000        513,750
--------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr.
 Unsec. Sub. Disc. Nts., Series B, 11/1/09 6             800,000        332,000
                                                                   -------------
                                                                     23,727,862

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Utilities--9.8%
--------------------------------------------------------------------------------
 Electric Utilities--4.4%
 AES Corp. (The):
 8.75% Sr. Sec. Nts., 5/15/13 3                      $ 2,200,000   $  2,299,000
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08                   451,000        448,745
 8.875% Sr. Unsec. Nts., 2/15/11                         144,000        141,480
 9.375% Sr. Unsec. Nts., 9/15/10                         252,000        254,520
 9.50% Sr. Unsec. Nts., 6/1/09                            58,000         58,870
 10% Sec. Nts., 7/15/05 3                                600,000        625,500
 10.25% Sr. Unsec. Sub. Nts., 7/15/06                    800,000        796,000
--------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41%
 Sr. Sec. Sub. Nts., Series B, 12/31/20 1                300,000        195,000
--------------------------------------------------------------------------------
 Allegheny Energy, Inc., 7.75% Nts.,
 8/1/05                                                  300,000        301,500
--------------------------------------------------------------------------------
 Caithness Coso Funding Corp.,
 9.05% Sr. Sec. Nts., Series B, 12/15/09                 445,792        476,997
--------------------------------------------------------------------------------
 Calpine Corp.:
 8.25% Sr. Unsec. Nts., 8/15/05                          400,000        374,000
 8.50% Sr. Unsec. Nts., 2/15/11                        4,100,000      3,095,500
 8.625% Sr. Nts., 8/15/10                                200,000        151,000
 8.75% Sr. Nts., 7/15/07                                 400,000        329,000
--------------------------------------------------------------------------------
 CMS Energy Corp.:
 7.50% Sr. Nts., 1/15/09                                 300,000        298,125
 9.875% Sr. Unsec. Nts., 10/15/07                      1,400,000      1,499,750
--------------------------------------------------------------------------------
 CMS Energy X-TRAS Pass-Through
 Trust I, 7% Sr. Unsec. Pass-Through
 Certificates, 1/15/05                                   500,000        494,375
--------------------------------------------------------------------------------
 CMS Panhandle Holding Co.:
 6.125% Sr. Nts., 3/15/04                              1,325,000      1,359,781
 7% Sr. Nts., 7/15/29                                    985,000      1,041,638
--------------------------------------------------------------------------------
 Edison Mission Energy, 10% Sr.
 Unsec. Nts., 8/15/08                                    200,000        190,000
--------------------------------------------------------------------------------
 ESI Tractebel Acquisition Corp.,
 7.99% Sec. Bonds, Series B,
 12/30/11 1                                              942,000        947,888
--------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr.
 Unsub. Nts., Series C, 11/15/31                       1,000,000      1,124,294
--------------------------------------------------------------------------------
 Mirant Americas Generation
 LLC, 8.30% Sr. Unsec. Nts., 5/1/11 4                    200,000        125,000
--------------------------------------------------------------------------------
 MSW Energy Holdings LLC/
 MSW Energy Finance Co., Inc.,
 8.50% Sr. Sec. Nts., 9/1/10 3                           400,000        413,000
--------------------------------------------------------------------------------
 Panhandle Eastern Pipe Line
 Co., 8.25% Sr. Nts., Series B, 4/1/10                   200,000        239,000
--------------------------------------------------------------------------------
 PG&E Corp., 6.875% Sr. Sec. Nts.,
 7/15/08 3                                               800,000        832,000
--------------------------------------------------------------------------------
 Reliant Resources, Inc.:
 9.25% Sr. Sec. Nts., 7/15/10 3                          600,000        603,750
 9.50% Sr. Sec. Nts., 7/15/13 3                          600,000        606,000
                                                                   -------------
                                                                     19,321,713


13 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Gas Utilities--2.8%
 AmeriGas Partners LP/AmeriGas
 Eagle Finance Corp., 8.875% Sr.
 Unsec. Nts., Series B, 5/20/11 11                   $ 1,400,000   $  1,533,000
--------------------------------------------------------------------------------
 ANR Pipeline, Inc., 8.875% Sr.
 Nts., 3/15/10 3                                         400,000        439,000
--------------------------------------------------------------------------------
 El Paso Corp., 7.875% Nts., 6/15/12 3                 1,200,000      1,117,500
--------------------------------------------------------------------------------
 El Paso Energy Corp., 7.625% Nts.,
 7/15/11                                                 800,000        732,000
--------------------------------------------------------------------------------
 SEMCO Energy, Inc.:
 7.125% Sr. Nts., 5/15/08 3                              400,000        420,000
 7.75% Sr. Nts., 5/15/13 3                               400,000        428,000
--------------------------------------------------------------------------------
 Southern Natural Gas Co.:
 7.35% Nts., 2/15/31                                     600,000        613,500
 8% Sr. Unsub. Nts., 3/1/32                              900,000        977,625
 8.875% Sr. Nts., 3/15/10 3                              700,000        766,500
--------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50%
 Bonds, 4/1/17                                         2,365,000      2,441,862
--------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125%
 Nts., 9/1/11                                          2,850,000      2,793,000
                                                                   -------------
                                                                     12,261,987

--------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--2.5%
 AES Red Oak LLC, 8.54% Sr. Sec.
 Bonds, Series A, 11/30/19                             1,083,539      1,135,007
--------------------------------------------------------------------------------
 Aquila, Inc., 7% Sr. Unsec. Nts.,
 7/15/04                                                 300,000        285,375
--------------------------------------------------------------------------------
 Consumers Energy Co.:
 6.25% Nts., 9/15/06                                     300,000        333,317
 6.375% Sr. Sec. Nts., 2/1/08                            450,000        503,161
 7.375% Nts., 9/15/23                                    350,000        365,686
--------------------------------------------------------------------------------
 Dynegy Holdings, Inc.:
 6.875% Sr. Unsec. Unsub. Nts.,
 4/1/11                                                3,540,000      2,991,300
 8.125% Sr. Unsec. Unsub. Nts.,
 3/15/05                                                 300,000        293,250
 8.75% Sr. Nts., 2/15/12                                 600,000        561,000
--------------------------------------------------------------------------------
 El Paso Production Holding Co.,
 7.75% Sr. Nts., 6/1/13 3                              1,100,000      1,102,750
--------------------------------------------------------------------------------
 Mirant Mid-Atlantic LLC, 8.625%
 Sec. Pass-Through Certificates,
 Series A, 6/30/12                                       868,851        835,915
--------------------------------------------------------------------------------
 Transcontinental Gas Pipe
 Line Corp.:
 6.125% Nts., 1/15/05                                    200,000        201,000
 8.875% Sr. Unsub. Nts., Series B,
 7/15/12                                                 200,000        227,000
--------------------------------------------------------------------------------
 Williams Cos., Inc. (The):
 8.625% Sr. Nts., 6/1/10                                 800,000        840,000
 9.25% Sr. Unsec. Unsub. Nts.,
 3/15/04                                               1,200,000      1,236,000
--------------------------------------------------------------------------------
 Williams Holdings of Delaware, Inc.,
 6.50% Nts., 12/1/08                                     300,000        294,000
                                                                   -------------
                                                                     11,204,761

                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Water Utilities--0.1%
 National Waterworks, Inc., 10.50%
 Sr. Unsec. Sub. Nts., Series B,
 12/1/12 1                                           $   300,000   $    333,375
                                                                   -------------
 Total Corporate Bonds and Notes
 (Cost $364,412,705)                                                367,795,046

                                                        Shares
--------------------------------------------------------------------------------
 Preferred Stocks--0.7%
--------------------------------------------------------------------------------

 AmeriKing, Inc., 13% Cum. Sr.
 Exchangeable, Non-Vtg. 1,7                               13,764            138
--------------------------------------------------------------------------------
 Dobson Communications Corp.,
 12.25% Sr. Exchangeable, Non-Vtg. 7                           1            992
--------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75%
 Jr. Redeemable, Non-Vtg. 1,5,7                              498             50
--------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75%
 Cum. Exchangeable, Series B,
 Non-Vtg. 1,5                                              8,000        354,000
--------------------------------------------------------------------------------
 Global Crossing Holdings Ltd.,
 10.50% Sr. Exchangeable, Non-Vtg. 1,5,7                   7,893             --
--------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25%
 Exchangeable, Non-Vtg. 1,5,7                                342              3
--------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv.,
 Series A 5                                                3,258         23,588
--------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25%
 Sr. Redeemable Exchangeable,
 Non-Vtg. 1,7                                              7,274             --
--------------------------------------------------------------------------------
 Nextel Communications, Inc., 13%
 Cum., Series D, Non-Vtg. 7                                    2            213
--------------------------------------------------------------------------------
 NTL Europe, Inc., 10% Nts., Series A,
 Non-Vtg. 1,5                                                 24             48
--------------------------------------------------------------------------------
 Pacific & Atlantic Holdings, Inc.,
 7.50% Cum. Cv., Series A 1,7                             18,905         37,810
--------------------------------------------------------------------------------
 Paxson Communications Corp.,
 13.25% Cum. Jr. Exchangeable,
 Non-Vtg. 7                                                   75        740,625
--------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum.,
 Series B, Non-Vtg. 7                                      1,178        745,085
--------------------------------------------------------------------------------
 Sovereign Real Estate Investment
 Trust, 12% Non-Cum., Series A 1                          10,000      1,452,500
--------------------------------------------------------------------------------
 XO Communications, Inc., 13.50%
 Sr., Series E, Non-Vtg. 7                                     1             --
                                                                   -------------
 Total Preferred Stocks (Cost $5,642,482)                             3,355,052

--------------------------------------------------------------------------------
 Common Stocks--0.6%
--------------------------------------------------------------------------------

 Charles River Laboratories
 International, Inc. 5                                     8,360        269,025
--------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                 100,909      1,019,181
--------------------------------------------------------------------------------
 Covad Communications Group, Inc. 5                       20,660         20,867
--------------------------------------------------------------------------------
 Equinix, Inc. 5                                          16,431        128,983
--------------------------------------------------------------------------------
 Geotek Communications, Inc. 1,5                             226             --
--------------------------------------------------------------------------------
 Globix Corp. 1,5                                         11,467         31,534
--------------------------------------------------------------------------------


14 OPPENHEIMER HIGH INCOME FUND/VA

                                                                   Market Value
                                                        Shares      See Note 1
--------------------------------------------------------------------------------
 Common Stocks Continued
--------------------------------------------------------------------------------
 Gulfstream Holding, Inc. 1,5                                 56   $         --
--------------------------------------------------------------------------------
 ICO Global Communication
 Holdings Ltd. 1,5                                        42,107         35,791
--------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                 1,039         23,170
--------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. 5                      1,861         15,922
--------------------------------------------------------------------------------
 Microcell Telecommunications,
 Inc., Cl. A 5                                                15            130
--------------------------------------------------------------------------------
 Microcell Telecommunications,
 Inc., Cl. B 5                                             1,850         14,466
--------------------------------------------------------------------------------
 NTL, Inc. 5                                              18,902        644,936
--------------------------------------------------------------------------------
 Orbital Sciences Corp. 5                                  1,370         10,001
--------------------------------------------------------------------------------
 Pioneer Cos., Inc. 5                                     20,688         75,511
--------------------------------------------------------------------------------
 Polymer Group, Inc., Cl. A 1,5                           20,634        136,700
--------------------------------------------------------------------------------
 Prandium, Inc. 5                                         62,829         35,184
--------------------------------------------------------------------------------
 Southern Pacific Funding Corp.,
 Liquidating Trust 1                                     251,604             --
--------------------------------------------------------------------------------
 Sterling Chemicals, Inc. 5                                  375          6,375
--------------------------------------------------------------------------------
 TVMAX Holdings, Inc. 1,5                                  7,500         15,937
--------------------------------------------------------------------------------
 Viatel Holding Ltd. (Bermuda) 1,5                         2,349          1,175
--------------------------------------------------------------------------------
 WRC Media Corp. 1,5                                       1,353             27
--------------------------------------------------------------------------------
 XO Communications, Inc. 5                                 2,646         19,184
                                                                   -------------
 Total Common Stocks (Cost $4,110,610)                                2,504,099

                                                          Units
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.1%
--------------------------------------------------------------------------------

 American Tower Corp. Wts.,
 Exp. 8/1/08 1,5                                           1,400        144,200
--------------------------------------------------------------------------------
 ASAT Finance LLC Wts., Exp.
 11/1/06 1,5                                                 500            875
--------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.,
 Exp. 9/1/04 5                                             2,671            602
--------------------------------------------------------------------------------
 Citigroup, Inc. Wts., Exp. 12/31/50
 (Litigation Wts.) 5                                      15,626         15,939
--------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 1,5                       600              6
--------------------------------------------------------------------------------
 Concentric Network Corp. Wts.,
 Exp. 12/15/07 1,5                                           750              8
--------------------------------------------------------------------------------
 Covergent Communications, Inc.
 Wts., Exp. 4/1/08 1,5                                     2,000             20
--------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc.
 Wts., Exp. 9/30/08 1,5                                    1,750             --
--------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp.
 3/1/08 1,5                                                1,500             15
--------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts.,
 Exp. 11/1/05 1,5                                            475              5
--------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp.
 10/1/10 1,5                                               1,300             65
--------------------------------------------------------------------------------
 ICG Communications, Inc. Wts.,
 Exp. 9/15/05 1,5                                          5,940             59
--------------------------------------------------------------------------------

                                                                   Market Value
                                                        Units       See Note 1
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates Continued
 ICO Global Communication
 Holdings Ltd. Wts.:
 Exp. 5/16/06 1,5                                         10,561   $         53
 Exp. 5/16/06 1,5                                             16             --
--------------------------------------------------------------------------------
 Imperial Credit Industries, Inc.
 Wts., Exp. 1/31/08 1,5                                    5,148             --
--------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 1,5                        765             --
--------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10 1,5                           750              8
--------------------------------------------------------------------------------
 Leap Wireless International, Inc.
 Wts., Exp. 4/15/10 1,5                                      550             --
--------------------------------------------------------------------------------
 Long Distance International, Inc.
 Wts., Exp. 4/13/08 1,5                                      800             --
--------------------------------------------------------------------------------
 Loral Space & Communications
 Ltd. Wts., Exp. 1/15/07 1,5                                 800              8
--------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp.
 4/16/07 1,5                                               7,220          3,032
--------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 Cl. A Wts., Exp. 5/1/05 5                                   687            233
 Cl. B Wts., Exp. 5/1/08 5                                 1,145            674
--------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts.,
 Exp. 7/15/05 1,5                                          1,500             15
--------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 1,5                       1,000          1,500
--------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts.,
 Exp. 9/19/10 5                                           20,000         27,600
--------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03 1,5                                         28,000             --
 Exp. 6/30/05 1,5                                          1,600             --
--------------------------------------------------------------------------------
 Real Time Data Co. Wts., Exp.
 5/31/04 1,5                                             121,440             --
--------------------------------------------------------------------------------
 Republic Technologies International
 LLC Wts., Exp. 7/15/09 1,5                                  500              5
--------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts.,
 Exp. 12/19/08 5                                             610             --
--------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10 1,5                      2,019             --
--------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05 5                          1,079          7,615
--------------------------------------------------------------------------------
 Transocean, Inc. Wts., Exp. 5/1/09 3                      1,000         56,475
--------------------------------------------------------------------------------
 XO Communications, Inc.:
 Cl. A Wts., Exp. 1/16/10 5                                5,300         17,490
 Cl. B Wts., Exp. 1/16/10 5                                3,975          6,360
 Cl. C Wts., Exp. 1/16/10 5                                3,975          2,185
                                                                   -------------
 Total Rights, Warrants and Certificates
 (Cost $262,416)                                                        285,047



15 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                      Principal    Market Value
                                                        Amount      See Note 1
--------------------------------------------------------------------------------
 Structured Notes--5.9%

 JPMorgan Chase Bank:
 High Beta High Yield Index Nts.,
 10%, 6/20/08                                        $ 2,000,000   $  2,025,000
 High Yield Index-B Nts., 9%,
 6/20/08                                              22,900,000     23,987,750
                                                                   -------------
 Total Structured Notes
 (Cost $25,836,997)                                                  26,012,750

--------------------------------------------------------------------------------
 Joint Repurchase Agreements--12.7% 12

 Undivided interest of 12.72% in joint repurchase
 agreement (Principal Amount/Market Value
 $440,796,000, with a maturity value of $440,808,979)
 with Banc One Capital Markets, Inc., 1.06%, dated
 6/30/03, to be repurchased at $56,086,651 on 7/1/03,
 collateralized by U.S. Treasury Bonds, 3.375%,
 4/30/04, with a value of $449,915,616
 (Cost $56,085,000)                                   56,085,000     56,085,000

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $465,270,544)                                       105.1%   464,589,217
--------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                      (5.1)   (22,610,722)
                                                     ---------------------------
 Net Assets                                                100.0%  $441,978,495
                                                     ===========================



Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

CAD        Canadian Dollar

EUR        Euro

GBP        British Pound Sterling

1. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $67,138,783 or 15.19% of the Fund's net assets as of June 30, 2003.

4. Issuer is in default. See Note 1 of Notes to Financial Statements.

5. Non-income producing security.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Interest or dividend is paid-in-kind.

8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. When-issued security to be delivered and settled after June 30, 2003. See
Note 1 of Notes to Financial Statements.

11. Securities with an aggregate market value of $240,900 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

12. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.



16 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 June 30, 2003
--------------------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (including cost and market value of $56,085,000 in repurchase agreements)
 (cost $465,270,544)--see accompanying statement                                                            $ 464,589,217
--------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                                                     8,142,591
 Shares of beneficial interest sold                                                                               486,856
 Investments sold (including $408,000 sold on a when-issued basis)                                                437,250
 Daily variation on futures contracts                                                                               1,969
 Other                                                                                                              2,484
                                                                                                            --------------
 Total assets                                                                                                 473,660,367

--------------------------------------------------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                                                                23,697,285
--------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $1,200,000 purchased on a when-issued basis)                                  4,829,151
 Shares of beneficial interest redeemed                                                                         3,084,707
 Service plan fees                                                                                                 22,380
 Shareholder reports                                                                                               18,916
 Trustees' compensation                                                                                             1,927
 Transfer and shareholder servicing agent fees                                                                        524
 Other                                                                                                             26,982
                                                                                                            --------------
 Total liabilities                                                                                             31,681,872

--------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                 $ 441,978,495
                                                                                                            ==============

--------------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                                                 $      55,502
--------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                   536,325,987
--------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                           15,259,498
--------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                              (108,982,656)
--------------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and liabilities denominated in
 foreign currencies                                                                                              (679,836)
                                                                                                            --------------

 Net Assets                                                                                                 $ 441,978,495
                                                                                                            ==============

--------------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets
 of $400,333,041 and 50,261,046 shares of beneficial interest outstanding)                                          $7.97
--------------------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets
 of $41,645,454 and 5,241,408 shares of beneficial interest outstanding)                                            $7.95

 See accompanying Notes to Financial Statements.


17 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended June 30, 2003
-------------------------------------------------------------------------------------------
 Investment Income

 Interest (net of foreign withholding taxes of $93)                          $  19,144,694
-------------------------------------------------------------------------------------------
 Dividends                                                                         174,095
                                                                             --------------
 Total investment income                                                        19,318,789

-------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                 1,441,120
-------------------------------------------------------------------------------------------
 Distribution and service plan fees-Service shares                                  34,621
-------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                                  4,243
 Service shares                                                                      5,861
-------------------------------------------------------------------------------------------
 Shareholder reports                                                                19,629
-------------------------------------------------------------------------------------------
 Trustees' compensation                                                              8,338
-------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                         3,495
-------------------------------------------------------------------------------------------
 Other                                                                              24,394
                                                                             --------------
 Total expenses                                                                  1,541,701
 Less reduction to custodian expenses                                                 (690)
                                                                             --------------
 Net expenses                                                                    1,541,011

-------------------------------------------------------------------------------------------
 Net Investment Income                                                          17,777,778

-------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                                    (6,258,244)
 Closing of futures contracts                                                     (130,781)
 Foreign currency transactions                                                   3,885,819
                                                                             --------------
 Net realized loss                                                              (2,503,206)
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                    39,009,562
 Translation of assets and liabilities denominated in foreign currencies           485,030
 Futures contracts                                                                 110,571
                                                                             --------------
 Net change in unrealized appreciation                                          39,605,163

-------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                          $54,879,735
                                                                             ==============


 See accompanying Notes to Financial Statements.


18 OPPENHEIMER HIGH INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Six Months           Year
                                                                                        Ended           Ended
                                                                                June 30, 2003    December 31,
                                                                                  (Unaudited)            2002
---------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                           $ 17,777,778    $ 28,331,405
---------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                 (2,503,206)    (54,882,881)
---------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                             39,605,163      18,653,181
                                                                                 ------------------------------
 Net increase (decrease) in net assets resulting from operations                   54,879,735      (7,898,295)

---------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Non-Service shares                                                               (26,819,814)    (35,408,403)
 Service shares                                                                    (1,672,018)           (306)

---------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                30,623,722      44,572,082
 Service shares                                                                    21,592,157      17,318,687

---------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                    78,603,782      18,583,765
---------------------------------------------------------------------------------------------------------------
 Beginning of period                                                              363,374,713     344,790,948
                                                                                 ------------------------------
 End of period [including undistributed net investment income
 of $15,259,498 and $25,973,552, respectively]                                   $441,978,495    $363,374,713
                                                                                 ==============================

See accompanying Notes to Financial Statements.

19 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months                                                              Year
                                                           Ended                                                             Ended
                                                   June 30, 2003                                                      December 31,
 Non-Service shares                                  (Unaudited)         2002         2001         2000         1999          1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                     $ 7.51       $ 8.54       $ 9.27       $10.72      $ 11.02      $ 11.52
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .34          .58          .84         1.00         1.01          .95
 Net realized and unrealized gain (loss)                     .71         (.76)        (.62)       (1.36)        (.55)        (.90)
                                                          ------------------------------------------------------------------------
 Total from investment operations                           1.05         (.18)         .22         (.36)         .46          .05
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.59)        (.85)        (.95)       (1.09)        (.76)        (.25)
 Distributions from net realized gain                         --           --           --           --           --         (.30)
                                                          ------------------------------------------------------------------------
 Total dividends and/or distributions to shareholders       (.59)        (.85)        (.95)       (1.09)        (.76)        (.55)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $7.97        $7.51        $8.54       $ 9.27       $10.72       $11.02
                                                          ========================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                        14.74%       (2.40)%       1.97%       (3.74)%       4.29%        0.31%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $400,333      $345,670    $344,788     $333,533     $340,829     $328,563
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $368,199      $335,894    $347,723     $329,260     $340,519     $322,748
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      9.07%        8.29%        9.94%       10.47%        9.61%        8.65%
 Expenses, gross                                            0.76%        0.77%        0.79%        0.79%        0.75%        0.78% 3
 Expenses, net                                              0.76% 4      0.77% 4      0.79% 4      0.79% 4      0.75% 4      0.78%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      26%          75%          46%          31%          33%         161%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


20 OPPENHEIMER HIGH INCOME FUND/VA

                                                                 Six Months                        Year
                                                                      Ended                       Ended
                                                              June 30, 2003                December 31,
 Service shares                                                 (Unaudited)          2002         2001 1
--------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                $ 7.49        $ 8.54        $ 8.40
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                  .39           .88           .20
 Net realized and unrealized gain (loss)                                .65         (1.08)         (.06)
                                                                     -----------------------------------
 Total from investment operations                                      1.04          (.20)          .14
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                  (.58)         (.85)           --
 Distributions from net realized gain                                    --            --            --
                                                                     -----------------------------------
 Total dividends and/or distributions to shareholders                  (.58)         (.85)           --
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $7.95         $7.49         $8.54
                                                                     ===================================
--------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                   14.70%        (2.67)%        1.67%

--------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                           $41,645       $17,705            $3
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $28,046       $ 5,602            $2
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                 8.74%         8.91%        12.51%
 Expenses, gross                                                       1.05%         1.02%         0.96%
 Expenses, net                                                         1.05% 4       1.02% 4,5     0.96% 4
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                 26%           75%           46%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.




21 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high-yield fixed-income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2003, the market value of these securities comprised 5.9% of the Fund's net assets, and resulted in unrealized gains in the current period of $175,753.
--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued (or forward commitment) basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of June 30, 2003, the Fund had entered into when-issued purchase commitments of $1,200,000. Additionally, the Fund had when-issued sale commitments of $408,000.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2003, securities with an aggregate market value of $8,969,935, representing 2.03% of the Fund's net assets, were in default.

22 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------

 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $105,108,977. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -------------------------
                              2006          $ 3,401,577
                              2007            4,933,260
                              2008           11,572,833
                              2009           22,696,701
                              2010           56,061,391
                                            -----------
                              Total         $98,665,762
                                            ===========

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal

23 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                  Six Months Ended               Year Ended
                                     June 30, 2003        December 31, 2002
      ---------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $28,491,832              $35,408,709

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                Six Months Ended June 30, 2003       Year Ended December 31, 2002
                                                      Shares            Amount           Shares            Amount
-------------------------------------------------------------------------------------------------------------------
 Non-Service shares
 Sold                                             11,694,830      $ 89,595,374       22,935,486     $ 176,263,288
 Dividends and/or distributions reinvested         3,719,808        26,819,814        4,568,826        35,408,403
 Redeemed                                        (11,208,620)      (85,791,466)     (21,816,082)     (167,099,609)
                                                 ------------------------------------------------------------------
 Net increase                                      4,206,018      $ 30,623,722        5,688,230     $  44,572,082
                                                 ==================================================================

-------------------------------------------------------------------------------------------------------------------
 Service shares
 Sold                                              4,273,184      $ 32,526,360        2,741,181     $  20,012,961
 Dividends and/or distributions reinvested           232,224         1,672,018               39               306
 Redeemed                                         (1,627,163)      (12,606,221)        (378,418)       (2,694,580)
                                                 ------------------------------------------------------------------
 Net increase                                      2,878,245      $ 21,592,157        2,362,802     $  17,318,687
                                                 ==================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $142,830,423 and $89,056,309, respectively.


24 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the six months ended June 30, 2003, expense under the Service Plan totaled $34,621.

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

25 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 6. Futures Contracts Continued
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of June 30, 2003, the Fund had outstanding futures contracts as follows:

                                             Expiration       Number of       Valuation as of      Unrealized
 Contract Description                             Dates       Contracts         June 30, 2003    Appreciation
--------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 U.S. Treasury Nts., 5 yr.                      9/19/03               6              $690,750            $391
 U.S. Treasury Nts., 10 yr.                     9/19/03               1               117,438              23
                                                                                                         ----
                                                                                                         $414
                                                                                                         ====

--------------------------------------------------------------------------------
 7. Illiquid or Restricted Securities
 As of June 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2003 was $32,394,772, which represents 7.33% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                            Acquisition                       Valuation as of      Unrealized
 Security                                         Dates            Cost         June 30, 2003    Depreciation
--------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Geotek Communications, Inc.                     4/6/00          $   --                   $--          $   --
 Real Time Data Co. Wts., Exp. 5/31/04          6/30/99           1,214                    --           1,214


 26 OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
 8. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


27 OPPENHEIMER HIGH INCOME FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)